Transactions with Affiliates and Owners	6 Months Ended
Jun. 30, 2011
Transactions with Affiliates and Owners
(5)	Transactions with Affiliates and Owners

Due from affiliates, net generally represent cash advances to affiliates and amounts owed by affiliates as a result of the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three and six months ended June 30, 2011 and 2010 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Fees from affiliated owners	$1,204	$1,243	$2,366	$2,444
Fees from unaffiliated owners	5,931	5,189	11,973	9,931

Fees from owners	7,135	6,432	14,339	12,375
Other fees	480	465	960	930

Total management fees	$7,615	$6,897	$15,299	$13,305

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at June 30, 2011 and December 31, 2010 consisted of the following:

	June 30,	December 31,
	2011	2010
Affiliated owners	$972	$885
Unaffiliated owners	13,003	16,660

Total due to owners, net	$13,975	$17,545